Organization, Business Operations, Proposed Business Combination and Going Concern (Details) - Inflection Point Acquisition Corp. [Member]	1 Months Ended					12 Months Ended
	Sep. 16, 2022 USD ($) shares	Aug. 16, 2022 USD ($) $ / shares shares	Oct. 29, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 24, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($)	Mar. 08, 2022 USD ($)
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Number of share (in Shares) | shares					1
Subject to adjustment price per share (in Dollars per share) | $ / shares					$ 11.5
Aggregate amount						$ 279,884,314
Purchased units percentage						100.00%
Aggregate founder shares (in Shares) | shares						1,625,000
Founder shares price						$ 9,680,000
Founder shares price per share (in Dollars per share) | $ / shares						$ 5.96
Transaction costs amounted						$ 26,658,313
Underwriting commissions						4,595,000
Deferred underwriting commissions						11,541,250
Excess fair value of founder shares						9,680,125
Other offering cost						841,938
Allocation for over-allotment option						23,439
Over-allotment option						24,538,134
Subject to redemption, allocated						$ 2,096,740
Sale of Units price			$ 29,750,000
Units price per share (in Dollars per share) | $ / shares			$ 10
Fair market value percentage						80.00%
Public per share (in Dollars per share) | $ / shares						$ 10
Tax payable						$ 100,000
Convertible Preferred Stock percentage						10.00%
New intuitive machines						$ 700,000,000
Consideration and structure, description						In particular, the business combination consideration received by the Intuitive Machines Members comprised of an aggregate of (a) (i) 68,125,987 Intuitive Machines OpCo Common Units, (ii) 1,874,013 Intuitive Machines OpCo Options and (iii) 10,000,000 Earn Out Units and (b) (i) 278 shares of New Intuitive Machines Class B Common Stock (excluding 1,874,013 shares of New Intuitive Machines Class B Common Stock reserved for issuance upon exercise of Intuitive Machines OpCo Options) and (ii) 68,125,709 shares of New Intuitive Machines Class C Common Stock (excluding 10,000,000 shares of New Intuitive Machines Class C Common Stock reserved for issuance upon vesting of the Earn Out Units).The 10,000,000 Earn Out Units received by the applicable Intuitive Machines Members are subject to vesting and will be earned, released and delivered upon satisfaction of the following milestones: (i) 2,500,000 Earn Out Units will vest if, during the Earn Out Period (as defined below), Intuitive Machines is awarded the OMES III Contract by NASA (“Triggering Event I”), (ii) 5,000,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event I occurs and the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $15.00 per share (“Triggering Event II-A”), (iii) 7,500,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event I has not occurred and the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $15.00 per share (“Triggering Event II-B”), and (iv) 2,500,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event III occurs the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $17.50 per share (“Triggering Event III”), provided, that Triggering Event II-A and Triggering Event II-B may not both be achieved. “Earn Out Period” means (i) with respect to Triggering Event I, the time period beginning on September 16, 2022 and ending at 11:59 pm ET on December 31, 2023, and (ii) with respect to Triggering Event II-A, Triggering Event II-B and Triggering Event III, the time period beginning on the date that is 150 days following the date of Closing and ending on the date that is the five (5) year anniversary of the date of Closing. If a Change of Control (as defined in the Business Combination Agreement) occurs during the Earn Out Period that results in the holders of New Intuitive Machines Class A Common Stock receiving a per share price greater than or equal to $15.00 or $17.50, respectively, then immediately prior to the consummation of such Change of Control, to the extent not previously triggered, then Triggering Event II-A or Triggering Event II-B will be deemed to have occurred, as applicable, and the applicable Earn Out Units shall vest.
Aggregate shares (in Shares) | shares		26,000
Cumulative convertible percentage		10.00%
Warrant purchase		$ 541,667
Exercise price (in Dollars per share) | $ / shares		$ 15
TRA holders rate						85.00%
Cash tax rate						85.00%
TRA holder exchanges rate						5.00%
Deferred tax asset						$ 169,200,000
Deferred tax liability						$ 147,200,000
Price per share (in Dollars per share) | $ / shares						$ 10
Liability						$ 99,700,000
New issue of intuitive machines	$ 50,000,000
Shares issued (in Shares) | shares	100,000
Ordinary shares issued (in Shares) | shares						2,900,000
Operating bank account						$ 14,932
Working capital						4,082,477		$ 500,000
Aggregate loans				$ 250,000
Convert amount						$ 1,000,000
Conversion price per share (in Dollars per share) | $ / shares						$ 1
Convert price per share (in Dollars per share) | $ / shares						$ 11.5
Outstanding amount						$ 625,000
Gross proceeds			$ 595,000			$ 34,000,000
Preferred Stock [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares						$ 0.0001
IPO [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Private placement warrants (in Shares) | shares					30,000,000
Price per share (in Dollars per share) | $ / shares					$ 10
Aggregate amount						$ 11,541,250
Investors purchased shares						2,900,000
Sale of Units price					$ 300,000,000
Units price per share (in Dollars per share) | $ / shares					$ 10
Redeem public share percentage						100.00%
Over-Allotment Option [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Purchase an additional shares (in Shares) | shares			2,975,000		4,500,000
Additional gross proceeds price			$ 29,750,000
Forfeited shares (in Shares) | shares			1,525,000
Class A Common Stock [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Subject to redemption, allocated						$ 2,096,740
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares exercised (in Shares) | shares						27,481,818
Class A Common Stock [Member] | IPO [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Ordinary shares exercised (in Shares) | shares						23,332,500
Class B Common Stock [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
Common stock par value (in Dollars per share) | $ / shares						0.0001
Class C Ordinary Shares [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001
Series A Preferred Stock [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares		$ 0.0001
Convertible Preferred Stock percentage		10.00%
Sponsor [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Borrowing amount							$ 1,000,000
TRA Holders [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
TRA holder exchanges rate						5.00%
Price per share (in Dollars per share) | $ / shares						$ 10
Business combination [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Aggregate amount						$ 279,884,314
Cash at a price (in Dollars per share) | $ / shares						$ 10.18
Business combination [Member] | IPO [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Aggregate amount						$ 322,300,000
Interest in purchase of shares percentage						9.90%
Investors purchased units (in Shares) | shares						29,540,000
Purchased units percentage						98.50%
Business combination [Member] | Over-Allotment Option [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Forfeited shares (in Shares) | shares			1,525,000
Business combination [Member] | Private Placement [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Private placement warrants (in Shares) | shares						6,250,000
Price per share (in Dollars per share) | $ / shares						$ 1
Business combination [Member] | Class A Common Stock [Member] | Private Placement [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 11.5
Business combination [Member] | Sponsor [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Purchase an additional shares (in Shares) | shares			595,000
Additional gross proceeds price			$ 595,000
Proposed public offering units (in Shares) | shares						6,250,000
Business combination [Member]
Organization, Business Operations, Proposed Business Combination and Going Concern (Details) [Line Items]
Initial business combination description						The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.
Business combination percentage						50.00%